UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04310

Morgan Stanley Convertible Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	September 30, 2008

Date of reporting period:	December 31, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Convertible Securities Trust

Portfolio of Investments December 31, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Convertible Bonds (76.9%)
	Aerospace & Defense (4.4%)
$1,200	AAR Corp.	1.75%	02/01/26	$1,726,500
680	Ceradyne Inc.	2.875	12/15/35	725,900
1,565	DRS Technologies Inc. - 144A*	2.00	02/01/26	1,707,806
2,030	L-3 Communications Corp.	3.00	08/01/35	2,463,913
				6,624,119
	Agricultural Commodities/Milling (1.6%)
2,050	Archer Daniels Midland Co.- 144A*	0.875	02/15/14	2,483,062

	Alternative Power Generation (1.3%)
1,750	Covanta Holding Corp.	1.00	02/01/27	1,960,000

	Apparel/Footwear (1.1%)
1,700	Iconix Brad Group, Inc. - 144A*	1.875	06/30/12	1,649,000

	Beverages: Alcoholic (1.4%)
1,700	Molson Coors Brewing Co.	2.50	07/30/13	2,046,375

	Biotechnology (9.8%)
1,295	Affymetrix Inc.	3.50	01/15/38	1,393,743
400	Alexion Pharmaceuticals, Inc.	1.375	02/01/12	977,500
1,360	Biomarin Pharmaceutical	1.875	04/23/17	2,524,500
1,750	Genzyme Corp.	1.25	12/01/23	2,025,625
1,120	Gilead Sciences Inc.	0.50	05/01/11	1,478,400
1,690	Illumina, inc. - 144A*	0.625	02/15/14	2,488,525
1,405	Invitrogen Corp.	1.50	02/15/24	1,489,300
480	Millipore Corp.	3.75	06/01/26	517,200
1,270	Millipore Corp. - 144A*	3.75	06/01/26	1,368,425
1,360	Oscient Pharmaceuticals Corp.	3.50	04/15/11	550,800
				14,814,018
	Cable/Satellite TV (1.4%)
2,000	Liberty Media Corp.	0.75	03/30/23	2,092,500

	Coal (1.5%)
1,800	Peabody Energy Corp.	4.75	12/15/66	2,290,500

	Computer Peripherals (2.3%)
875	Electronics for Imaging, Inc.	1.50	06/01/23	883,750
1,350	Emc Corp. - 144A*	1.75	12/01/11	1,830,938
660	Maxtor Corp.	6.80	04/30/10	741,675
680	Synaptics Inc.	0.75	12/01/24	728,450
				4,184,813

	Computer Processing Hardware (1.2%)
2,100	Hewlett-Packard Co.	0.00	10/14/17	1,790,250

	Contract Drilling (1.3%)
750	Transocean Inc. Ser A	1.625	12/15/37	816,563
1,000	Transocean Inc. Ser B	1.50	12/15/37	1,093,750
				1,910,313
	Electrical Products (0.9%)
820	SunPower Corp.	0.75	08/01/27	1,382,208

	Electronic Components (0.5%)
1,020	Sandisk Corp.	1.00	05/15/13	824,925

	Electronic Distributors (0.8%)
1,050	Anixter International Inc. - 144A	1.00	02/15/13	1,203,562

	Electronic Production Equipment (0.5%)
700	Cadence Design Systems Inc. - 144A*	1.375	12/15/11	723,625

	Electronics/Appliance Stores (0.7%)
900	Best Buy Co., Inc.	2.25	01/15/22	1,086,750

	Electronics/Appliances (1.4%)
2,000	Eastman Kodak Co.	3.375	10/15/33	2,045,000

	Environmental Services (0.9%)
1,200	Waste Connections, Inc.	3.75	04/01/26	1,339,500

	Hospital/Nursing Management (2.4%)
4,000	Lifepoint Hospitals Inc.	3.50	05/15/14	3,575,000

	Industrial Machinery (1.0%)
840	Actuant Corp.	2.00	11/15/23	1,457,400

	Information Technology Services (1.5%)
1,020	Lawson Software - 144A*	2.50	04/15/12	1,132,200
1,190	Level 3 Communications Inc.	6.00	09/15/09	1,112,650
				2,244,850
	Internet Software/Services (2.2%)
1,700	Equinix Inc.	2.50	04/15/12	1,923,125
850	GSI Commerce, Inc. - 144A*	2.50	06/01/27	811,750
525	Yahoo! Inc.	0.00	04/01/08	613,594
				3,348,469
	Investment Banks/Brokers (1.6%)
2,200	Merrill Lynch & Co., Inc.	0.00	03/13/32	2,390,740

	Marine Shipping (0.8%)
1,360	Horizon Lines Inc. - 144A	4.25	08/15/12	1,220,600

	Managed Health Care (1.4%)
1,870	Amerigroup Corp.	2.00	05/15/12	2,049,988

	Media Conglomerates (1.3%)
1,750	Walt Disney Co. (The)	2.125	04/15/23	2,003,750

	Medical Specialties (3.6%)
1,360	Fisher Scientific International	3.25	03/01/24	2,133,500
1,415	Hologic Inc.	2.00	12/15/37	1,537,043
1,650	Wright Medical	2.625	12/01/14	1,782,000
				5,452,543
	Metal Fabrications (1.1%)
1,485	General Cable Corp. - 144A*	1.00	10/15/12	1,679,906

	Miscellaneous Commercial Services (0.7%)
475	FTI Consulting Inc.	3.75	07/15/12	1,008,188

	Motor Vehicles (0.6%)
850	Ford Motor Co.	4.25	12/15/36	848,937

	Oil & Gas Production (2.6%)
1,260	Chesapeake Energy Corp.	2.75	11/15/35	1,480,500
1,800	Delta Petroleum Corp.	3.75	05/01/37	1,759,500
660	ST Mary Land & Exploration	3.50	04/01/27	683,925
				3,923,925
	Oilfield Services/Equipment (1.4%)
500	Cameron Intl Corp.	2.50	06/15/26	772,500
325	Schlumberger Ltd. (Netherlands)	1.50	06/01/23	884,000
437	Sesi LLC - 144A*	1.50**	12/15/26	442,462
				2,098,962
	Other Consumer Services (0.2%)
425	Ambassadors International Inc.- 144A*	3.75	04/15/27	307,594

	Packaged Software (1.9%)
1,565	Blackboard Inc.	3.25	07/01/27	1,643,250
1,020	Sybase Inc.	1.75	02/22/25	1,192,125
				2,835,375
	Pharmaceuticals: Major (1.2%)
1,650	Wyeth	4.886+	01/15/24	1,749,066

	Pharmaceuticals: Other (2.0%)
1,030	Inverness Medical Innovations, Inc. - 144A*	3.00	05/15/16	1,378,913
1,700	Sciele Pharma, Inc.	2.625	05/15/27	1,666,000
				3,044,913
	Precious Metals (1.0%)
575	Newmont Mining Corp.	1.25	07/15/14	723,063
200	Newmont Mining Corp.	1.625	07/15/17	249,750
425	Newmont Mining Corp. - 144A*	1.625	07/15/17	530,717
				1,503,530

	Real Estate Development (0.6%)
850	American Real Estate Holdings	4.11+	08/15/13	972,740

	Real Estate Investment Trusts (0.8%)
1,325	Istar Financial Inc.	5.743	10/01/12	1,179,250

	Recreational Products (1.0%)
1,200	Scientific Games Corp.	0.75***	12/01/24	1,497,000

	Semiconductors (4.9%)
500	Cypress Semiconductor Co. - 144A*	1.00	09/15/09	806,250
1,750	Intel Corp. - 144A*	2.95	12/15/35	1,896,563
1,320	Microchip Technology Inc. 144A*	2.125	12/15/37	1,390,950
1,360	Micron Tehnology, Inc.	1.875	06/01/14	1,089,700
1,400	On Semiconductor Corp. - 144A	2.625	12/15/26	1,526,000
800	Xilinx, Inc. - 144A*	3.125	03/15/37	692,000
				7,401,463
	Services to the Health Industry (1.0%)
1,400	Trizetto Group	2.75	10/01/25	1,562,750

	Telecommunication Equipment (1.9%)
1,550	Arris Group Inc.	2.00	11/15/26	1,459,186
1,575	Symmetricom, Inc.	3.25	06/15/25	1,378,125
				2,837,311
	Wholesale Distributors (3.4%)
2,000	Collegiate Pacific Inc.	5.75	12/01/09	1,897,500
1,750	Electronic Data Systems Corp.	3.875	07/15/23	1,747,813
300	WESCO International Inc.	1.75	11/15/26	253,875
1,400	WESCO International. Inc. - 144A*	1.75	11/15/26	1,184,750
				5,083,938
	Wireless Telecommunications (1.5%)
2,000	NII Holdings, Inc.	3.125	06/15/12	1,725,000
400	NII Holdings, Inc.	2.75	08/15/25	489,500
				2,214,500
	Total Convertible Bonds (Cost $108,239,971)			115,943,208

NUMBER OF SHARES
	Convertible Preferred Stocks (13.5%)
	Agricultural Commodities/Milling (0.7%)
990	Bunge Ltd			1,097,494

	Chemicals: Major Diversified (1.1%)
31,000	Celanese Corp. $1.0625			1,690,740

	Containers/Packaging (0.9%)
27,840	Owens-Illinois, Inc. $2.375			1,391,443

	Electric Utilities (0.3%)
1,400	NRG Energy Inc. $14.375			525,980

	Finance/Rental/Leasing (1.6%)
29	Federal National Mortgage Assoc. $5,375.00	2,349,000

	Gas Distributors (0.5%)
14,200	Southern Union Co. $2.50	749,902

	Investment Banks/Brokers (0.9%)
40,100	Lazard Ltd. $1.6563 (Bermuda)	1,398,688

	Life/Health Insurance (1.2%)
58,500	MetLife, Inc. $1.5938	1,789,515

	Motor Vehicles (0.9%)
35,000	General Motors Corp Ser C $6.25	684,950
29,000	General Motors Corp.	701,510
		1,386,460
	Office Equipment/Supplies (0.6%)
16,500	Avery Dennison Corp. $7.875	858,660

	Oil - Exploration & Production (0.4%)
4,950	McMoran Exploratio Co.	503,069
2,900	Petroquest Energy Inc. Ser B	174,870
		677,939
	Pharmaceuticals: Generic Drugs (1.1%)
1,560	Mylan Labs Inc.	1,585,350

	Pharmaceuticals: Major (1.1%)
6,800	Schering-Plough Corp. $3.00	1,651,108

	Precious Metals (1.5%)
7,500	Freeport-Mc Cooper & Gold Inc. $6.75	1,130,774
17,000	Vale Capital Ltd. $2.75 (Cayman Islands)	1,100,240
		2,231,014
	Telecommunication Equipment (0.6%)
1,100	Lucent Technologies Capital Trust I $77.50	888,822

	Total Convertible Preferred Stocks (Cost $19,333,140)	20,272,115

	Common Stocks (2.4%)
	Oil & Gas Pipelines (1.4%)
58,114	Williams Companies, Inc. (The)	2,079,319

	Wireless Telecommunications (1.0%)
30,492	NII Holdings Inc.****	1,473,373

	Total Common Stocks (Cost $1,490,530)	3,552,692

NUMBER OF
SHARES (000)
	Short - Term Investment (a) (7.1%)
	Investment Company
10,759	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $10,759,219)		10,759,219

	Total Investments (Cost $139,822,860) (b)	99.9%	150,527,234
	Other Assets in Excess of Liabilities	0.1	179,942
	Net Assets	100.0%	$150,707,176

*	Resale is restricted to qualified institutional investors.
**	Rate in effect at December 31, 2007. Rate will reset to 1.25% at a future specified date.
***	Rate in effect at December 31, 2007. Rate will reset to 0.50% at a future specified date.
****	Non-income producing security.
+	Variable rate security. Rate shown is the rate in effect at December 31, 2007.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio. Income distributions earned by the Fund totaled $186,589 for the period ended December 31, 2007.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 15, 2008